                                                            File No. 333-27077


                       Securities and Exchange Commission
                          Washington, D.C. 20549-1004

                                 Post-Effective
                                Amendment No. 1

                                       to
                                    Form S-6


              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                  Form N-8B-2


                       Fidelity Defined Trusts, Series 4
                             (Exact Name of Trust)

                    National Financial Services Corporation
                           (Exact Name of Depositor)

                            82 Devonshire Street N7A
                        Boston, Massachusetts 02109-3614
         (Complete address of Depositor's principal executive offices)


National Financial Services Corporation           Chapman and Cutler
Attention: David J. Pearlman                      Attention: Mark J. Kneedy
82 Devonshire Street N7A                          111 West Monroe Street
Boston, Massachusetts 02109-3614                  Chicago, Illinois 60603
               (Name and complete address of agents for service)


(X) Check if it is proposed that this filing will become effective on September 28, 1998 pursuant to paragraph (b) of Rule 485.

The investor is advised to read and retain this Prospectus for future reference.


Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.


-------------------------------------------------------------------------------
                SPONSOR: NATIONAL FINANCIAL SERVICES CORPORATION
-------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





FIDELITY


DEFINED TRUSTS
SERIES 4


PROSPECTUS - PART I

SEPTEMBER 28, 1997


ROLLING GOVERNMENT SERIES 4,
GNMA PORTFOLIO

INVESTMENT GRADE SERIES 3,
INTERMEDIATE INSURED
CORPORATE PORTFOLIO

INVESTMENT GRADE SERIES 4,
CORPORATE PORTFOLIO


This Part I of the Prospectus may not be distributed unless accompanied by Part II of the Prospectus. Both Parts I and II of the Prospectus should be retained for future reference.


FIDELITY
INVESTMENTS(R)

82 Devonshire Street, Boston, MA 02109

     This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is made.

                                  ------------

     No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. The Trusts are registered as unit investment trusts under the Investment Company Act of 1940. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

                                  ------------

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                       FIDELITY DEFINED TRUSTS, SERIES 4


PROSPECTUS
Part I
September 28, 1997


The Trusts

Fidelity Defined Trusts, Series 4 consists of three underlying unit investment trusts: Rolling Government Series 4, GNMA Portfolio; Investment Grade Series 3, Intermediate Insured Corporate Portfolio and Investment Grade Series 4, Corporate Portfolio. Each underlying unit investment trust may be referred to herein as a "Trust," or collectively as the "Trusts."


ROLLING GOVERNMENT SERIES 4, GNMA PORTFOLIO

Rolling Government Series 4, GNMA Portfolio ("Rolling Government Series 4") was formed for the purpose of providing safety of capital as is consistent with current income and current monthly distributions of interest income through an investment in a portfolio consisting of taxable mortgage-backed securities of the fully modified pass-through type, the payments of principal and interest on which are fully guaranteed by the Government National Mortgage Association ("GNMA"). Rolling Government Series 4 has been designed to minimize the effect of principal payments and prepayments by providing for the reinvestment of all distributions of principal into additional GNMA securities which have similar maturities and interest rates as the GNMA securities upon which the principal was received. The Sponsor will direct the Trustee to reinvest such distributions during the period when, in the opinion of the Sponsor, such reinvestment is practical (the "Reinvestment Period").

During the Reinvestment Period, the Sponsor will direct the trustee to reinvest all payments and prepayments of principal from the underlying Ginnie Maes into additional Ginnie Mae securities which have similar maturities and interest rates as the Securities upon which the principal was received. Reinvestment of principal into additional Ginnie Maes during periods when interest rates are at a level different from those prevailing at the Initial Date of Deposit of the Trust will have the effect of increasing or decreasing monthly distributions of interest income from the Trust. Reinvestment of principal into the Ginnie Maes eligible for inclusion in the Trust will also have the effect of increasing the par value of the Units for reinvestment during periods of increasing interest rates from those prevailing at the Trust's Initial Date of Deposit and during periods of declining interest rates the par value of the Units will decrease. There may be times when the Principal Account of the Trust has cash which cannot be reinvested because additional Ginnie Maes are not available or the amount of cash in the Principal Account is insufficient to buy additional Ginnie Maes without the Trust incurring disproportionate expenses. During these periods, the amounts in the Principal Account will remain uninvested, thus reducing the return to Unitholders. Amounts, if any, which cannot be reinvested during the Reinvestment Period will be distributed to Unitholders semiannually unless the amount available for distribution is less than $0.01 per Unit. In such circumstance, Unitholders should be aware that at the time of the receipt of such principal they may not be able to reinvest such principal in other securities at a yield equal to or in excess of the yield which such principal would have earned to Unitholders had the principal been reinvested. In addition, principal will not be reinvested and will be distributed to Unitholders if required to maintain the status of the Trust as a "regulated investment company." See "Trust Information - Tax Status - Regulated Investment Company" in Part II of this Prospectus. The costs of acquiring the additional Ginnie Maes will be borne by the Trust and hence, the Unitholders. Although it is currently anticipated that the Trustee will purchase Ginnie Maes directly from market makers, the Trustee may retain the Sponsor to purchase the additional Ginnie Maes and pay them usual and customary brokerage commissions. There will be no attempt to time or delay the purchase of additional Ginnie
Maes for reinvestment to take advantage of market movements.

Tax Status - Rolling Government Series 4 may be an appropriate investment for investors who desire to participate in a portfolio of taxable, mortgage-backed securities of the fully modified pass-through type, the payment of principal and interest on which is fully guaranteed by GNMA. Rolling Government Series 4 has been created as a regulated investment company for federal tax reasons. See "Tax Status" in Part II of this Prospectus.

INVESTMENT GRADE SERIES 3, INTERMEDIATE INSURED CORPORATE PORTFOLIO

Investment Grade Series 3, Intermediate Insured Corporate Portfolio ("Investment Grade Series 3") was formed for the purpose of providing a high level of current income through an investment in a fixed portfolio consisting of corporate debt obligations ("Bonds") issued after July 18, 1984. The Trust's portfolio has been laddered so that approximately 20% of the securities included in the portfolio will mature and the proceeds thereof will be distributed to Unitholders annually commencing in 2002. Insurance guaranteeing the scheduled payment of principal and interest on all of the Bonds in the Trust has been obtained directly by the issuer of such Bonds or by the Sponsor from MBIA Insurance Corporation or other insurers. The insurance does not relate to the Units offered hereby or to their market value. As of the Trust's Initial Date of Deposit, all of the Bonds in the Trust's portfolio were rated "Aaa" by Moody's Investors Service, Inc. ("Moody's") and "AAA" by Standard & Poor's, a Division of The McGraw-Hill Companies ("Standard & Poor's"). For foreign investors who are not United States citizens or residents, interest income from Investment Grade Series 3 may not be subject to federal withholding taxes if certain conditions are met. See "Trust Information - Tax Status - Grantor Trust" in Part II of this Prospectus.

Tax Status - Investment Grade Series 3 may be an appropriate investment for investors who desire to participate in a portfolio of taxable, fixed income securities offering a high level of current income Investment Grade Series 3 has been created as a grantor trust for federal tax reasons. See "Tax Status" in Part II of this Prospectus.

INVESTMENT GRADE SERIES 4, CORPORATE PORTFOLIO

Investment Grade Series 4, Corporate Portfolio ("Investment Grade Series 4") was formed for the purpose of providing a high level of current income through an investment in a fixed portfolio consisting of intermediate-term investment grade corporate debt obligations ("Bonds") issued after July 18, 1984. For foreign investors who are not United States citizens or residents, interest income from Investment Grade Series 4 may not be subject to federal withholding taxes if certain conditions are met. See "Trust Information - Tax Status - Grantor Trust" in Part II of this Prospectus. As of the Trust's Initial Date of Deposit, all of the Bonds in the Trust's portfolio were rated "A" or better by Moody's, Standard & Poor's or Duff & Phelps. See "Trust Information - Description of Ratings" in Part II of this Prospectus.

Tax Status - Investment Grade Series 4 may be an appropriate investment vehicle for investors who desire to participate in a portfolio of intermediate term taxable fixed income securities issued by corporate obligors with greater diversification than investors might be able to acquire individually. Investment Grade Series 4 has been created as a grantor trust for federal tax reasons. See "Tax Status" in Part II of this Prospectus.

                          INDEPENDENT AUDITORS' REPORT


THE UNITHOLDERS, SPONSOR AND TRUSTEE
FIDELITY DEFINED TRUSTS SERIES 4
     (Rolling Government Series 4, GNMA Portfolio; Investment Grade Series 3, Intermediate Insured Corporate Portfolio; and Investment Grade Series 4, Corporate Portfolio)

We have audited the statements of financial condition and schedules of portfolio securities of Fidelity Defined Trusts Series 4 (Rolling Government Series 4, GNMA Portfolio; Investment Grade Series 3, Intermediate Insured Corporate Portfolio; and Investment Grade Series 4, Corporate Portfolio) as of April 30, 1998, and the related statements of operations and changes in net assets for the period from May 29, 1997 (date of deposit) to April 30, 1998. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 1998 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial positions of Fidelity Defined Trusts Series 4 (Rolling Government Series 4, GNMA Portfolio; Investment Grade Series 3, Intermediate Insured Corporate Portfolio; and Investment Grade Series 4, Corporate Portfolio) as of April 30, 1998, and the results of their operations and the changes in their net assets for the period from May 29, 1997 (date of deposit) to April 30, 1998 in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP




August 20, 1998
New York, New York

                        SUMMARY OF ESSENTIAL INFORMATION

                        FIDELITY DEFINED TRUSTS SERIES 4

                              AS OF APRIL 30, 1998



SPONSOR:  NATIONAL FINANCIAL SERVICES CORPORATION
TRUSTEE:  THE CHASE MANHATTAN BANK
EVALUATOR:  MULLER DATA CORPORATION

The income, expense and distribution data set forth below has been calculated for Unitholders purchasing less than 10,000 Units of a Trust. Unitholders purchasing 50,000 Units or more of a Trust will receive a slightly higher return because of the reduced sales charge for larger purchases.


                                                                                  ROLLING            INVESTMENT       INVESTMENT
                                                                                 GOVERNMENT             GRADE            GRADE
                                                                                  SERIES 4            SERIES 3         SERIES 4

Public Offering Price per Units (1)..........................................     $10.6685           $10.5964          $10.7015
Principal Amount of Securities per Unit......................................     $9.9881            $10.06            $10.0600
Estimated Current Return based on Public Offering Price (2)(4)(5)............      6.814%             5.746%            6.164%
Estimated Long-Term Return (2)(3)(4)(5)(6)...................................      6.444%             5.04%             5.637%
Principal Amount of Securities...............................................     $14,552,419        $6,400,000        $7,000,000
Number of Units..............................................................      1,472,836          636,185           695,827
Fractional Undivided Interest per Units......................................      1/1,472,836        1/636,185         1/695,827
Calculation of Public Offering Price:
   Aggregate Offering Price of Securities including receivables
     from Broker (if applicable).............................................     $15,179,881        $6510,989         $7,194,495
   Aggregate Offering Price of Securities per Unit...........................     $10.306            $10.2344          $10.3395
   Plus Maximum Sales Charge per Units (2)...................................     $.4221             $.4221            $.4221
   Less Deferred Sales per Unit (2)..........................................     $(.0601)           $(.0601)          $(.0601)
   Public Offering Price per Unit (1)   .....................................     $10.6685           $10.5964          $10.7015
Calculation of Estimated Net Annual Interest Income per Unit: (10)
   Estimated Annual Interest.................................................     $.7410             $.6287            $.6798
   Less:  Estimated Annual Expense...........................................     $.0140             $.0198            $.0200
   Estimated Net Annual Interest.............................................     $.7270             $.6089            $.6596
Estimated Daily Rate of Net Interest.........................................     $.0020             $.0016            $.0018
Estimated Average Life of Securities.........................................     12.072 yrs.        6.297 yrs.        8.992 yrs.
Minimum Principal Value of the Trust under which Trust Agreement
   may be terminated (6).....................................................     40%                20%               20%


Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of business of the Sponsor (currently 4:15 pm Eastern Time) next following receipt of an order for a sale or purchase of Units or receipt by the Trustee of Units tendered for redemption.


                                                                                  ROLLING            INVESTMENT       INVESTMENT
                                                                                 GOVERNMENT             GRADE            GRADE
                                                                                  SERIES 4            SERIES 3         SERIES 4

Trustee's Annual Fee per $1,000 principal amount of
   Securities (7)............................................................     $.88               $1.37             $1.42
Estimated net annual interest income per Unit................................     $.7410             $.6089            $.6596
Estimated Normal Monthly Distribution per Unit (8)...........................     $.0020             $.0507            $.0549
Sales Charge (2):
   As a percentage of Public Offering Price per Unit.........................     .0396              .0417             .0394
   As a percentage of net amount invested....................................     .0423              .0427             .0419
Date Trusts Established......................................................      5/29/97             5/29/97           5/29/97
Mandatory Termination Date...................................................     12/15/30            12/15/30          12/15/30
Maximum Evaluator's Annual Evaluation Fee per Evaluation.....................     $6.00              $8.00             $8.00
Maximum Sponsor's Annual Surveillance Fee per $1,000 Principal
   Amount of Securities......................................................     $.10               $.10              $.10
Estimated Annual Organizational Expenses per Unit (9)........................     $.02               $.05              $.02

------------------------

(1) Anyone ordering Units will pay accrued interest from the preceding record date to the date of settlement (normally three business days after order).

(2) The Maximum Sales Charge per Unit consists of an initial sales charge and a deferred sales charge. See "Fee Table" contained herein and "Trust Information - Public Offering of Units" for additional information regarding these charges. The Estimated Current Return and Estimated Long-Term Return are increased for transactions entitled to a reduced sales charge. See "Trust Information - Public Offering of Units - Public Offering Price." The sales charge as a percentage of the net amount invested in earning assets will increase as accrued interest increases. Transactions subject to quantity discounts (see "Trust Information - Public Offering of Units - Public Offering Price") will have reduced sales charges, thereby reducing all percentages in the table. Units tendered for redemption or sold prior to the collection of the entire deferred sales charge will be assessed the amount of the remaining sales charge at the time of redemption or sale.

(3) Estimated Long Term Returns for the Trusts are calculated using a formula which takes into consideration the market values, yield and the expected retirement dates (estimated average life of the Securities in Rolling Government Series 4) of all of the Securities in the applicable Trust, a compounding factor and the expenses and sales charge associated with each Trust Unit. Estimated Current Returns are calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price, and in contrast to Estimated Long Term Return does not reflect the amortization of premium of accretion of discount, if any. For additional information see "Interest, Estimated Long-Term Return and Estimated Current Return."

(4) This figure is based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Securities. The estimated cash flows to Unitholders for the Trusts are available upon request at no charge from the Sponsor.

(5) The actual net annual interest income per Unit will vary with changes in fees and expenses and principal prepayment, redemption, maturity, call, exchange or sale of the underlying Securities. See "The Trusts" and "Trust Information - Interest, Estimated Long-Term Return and Estimated Current Return."

(6) The minimum principal value of each Trust under which the Trust Agreement may be terminated is 20% (40% for Rolling Government Series 4) of the total aggregate principal amount of securities deposited in each Portfolio during the initial offering period.

(7) The Trustee's annual fee includes $.07 per $1,000 principal amount of Securities which is paid to the Sponsor in return for its providing certain bookkeeping and administrative services to its customers. See "Trust Information - Trust Expenses".

(8) Unitholders will receive interest distributions monthly. The Record Date is the 10th day of the month, and the Distribution Date is the 20th day of the month for the Investment Grade Series 3 and 4. The Record Date is the 1st day of the month and the Distribution Date is the 20th of the month for the Rolling Government Series 4.

(9) Each Trust (and therefore the Unitholders of the respective Trust) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the Trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolios, legal fees and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising materials and other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over a five-year period or over the life of a Trust if the term of such Trust is less than five years. See "Trust Information - Trust Expenses" and "Statements of Financial Condition". Historically, the Sponsors of unit investment trusts have paid all of the costs of establishing such trusts.

                        STATEMENT OF FINANCIAL CONDITION

                        FIDELITY DEFINED TRUSTS SERIES 4
                           ROLLING GOVERNMENT SERIES 4

                                 APRIL 30, 1998



                                 TRUST PROPERTY

Investments in securities at market value (cost
  $14,851,470 (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                      $14,961,779

Accrued interest receivable                                               98,765

Receivable from Broker                                                   218,102

Deferred organizational cost                                              25,893

Cash                                                                      19,991
                                                                     -----------
           Total                                                      15,324,530
                                                                     -----------

                           LIABILITIES AND NET ASSETS

Less Liabilities:

   Deferred Sales Charge payable                                          86,251

   Deferred organizational costs payable                                  30,285

   Accrued Trustee fees and expenses                                       6,919

   Accrued Sponsor fees                                                      748
                                                                     -----------
           Total liabilities                                             124,203
                                                                     -----------
Net assets:

   Balance applicable to 1,472,836 Units of fractional undivided interest outstanding
     (Note (c)):

      Net amount applicable to investor             $15,117,463

      Undistributed net investment income
        (Note (b))                                       82,864
                                                    -----------

           Net assets                                                $15,200,327
                                                                     -----------
Net asset value per Unit ($15,200,327 divided by 1,472,836 Units)    $   10.3204
                                                                     -----------

                        See notes to financial statements

                             STATEMENT OF OPERATIONS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           ROLLING GOVERNMENT SERIES 4


                                                         FOR THE PERIOD FROM
                                                            MAY 29, 1997
                                                          (DATE OF DEPOSIT)
                                                          TO APRIL 30, 1998

Investment income - interest                                  $ 506,425
                                                              ---------
Less Expenses:

   Trustee fees and expenses                                     10,471

   Sponsor fees                                                     748

   Amortization of organizational costs                           6,473
                                                              ---------
           Total expenses                                        17,692
                                                              ---------
Investment income - net                                         488,733
                                                              ---------
Net gain on investments:

   Realized loss on securities sold                             (15,014)

   Unrealized market appreciation                               110,309
                                                              ---------
           Net realized gain on investments                      95,295
                                                              ---------
Net increase in net assets resulting from operations          $ 584,028
                                                              =========


                        See notes to financial statements

                       STATEMENT OF CHANGES IN NET ASSETS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           ROLLING GOVERNMENT SERIES 4


                                                           FOR THE PERIOD FROM
                                                              MAY 29, 1997
                                                            (DATE OF DEPOSIT)
                                                            TO APRIL 30, 1998

Operations:

   Investment income - net                                   $   488,733

   Realized loss on securities sold                              (15,014)

   Unrealized market appreciation                                110,309
                                                             -----------
           Net increase in net assets resulting from
             operations                                          584,028
                                                             -----------

Capital Share Transactions:

   Creation on 1,423,134 Units                                14,672,946

   Deferred sales charge                                         (86,436)
                                                             -----------
           Total capital share transactions                   14,586,510
                                                             -----------
Net investment income distributions                             (463,319)
                                                             -----------
Net increase in net assets                                    14,707,219

Net assets:

   Beginning of period (Note (c))                                493,108
                                                             -----------
   End of period (including undistributed net investment
     income of $82,864)                                      $15,200,327
                                                             ===========


                        See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           ROLLING GOVERNMENT SERIES 4

                                 APRIL 30, 1998

(a)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

     (1)  Basis of Presentation

          The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part II of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

     (2)  Investments

          Investments are stated at market value as determined by the Evaluator based on the offering side evaluations on the last day of trading during the period. The offering side values on the dates of deposit represents the cost of investments to the Trust.

     (3)  Income Taxes

          The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     (4)  Expenses

          The Trust pays annual Trustee's fees, estimated expenses, Sponsor's fees and Evaluator's fees, and may incur additional charges as explained and under "Trust Expenses" in Part II of this Prospectus.

(b)  DISTRIBUTIONS

     Interest received by the Trust is distributed to the Unitholders on or shortly after the twentieth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Unitholders - Distributions to Unitholders in Part II of this Prospectus.

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           ROLLING GOVERNMENT SERIES 4

                                 APRIL 30, 1998


(c)  ORIGINAL COST TO INVESTORS

     The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 29, 1998) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part II of this Prospectus.

     A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1998 follows:


      Original cost to investors                                   $   514,088
      Less:  Gross underwriting commissions (sales charge)              20,980
                                                                   -----------
      Net cost to investors                                            493,108
      Cost of supplemental creations of units                       14,615,496
      Realized loss on securities sold                                 (15,014)
      Deferred sales charge                                            (86,436)
      Unrealized market appreciation                                   110,309
                                                                   -----------
       Net amount applicable to investors                          $15,117,463
                                                                   ===========

(d)  OTHER INFORMATION

     Selected data for a Unit of the Trust during the period:


      Income distributions during period                             $   .6099
                                                                     =========
      Net asset value at end of period                               $ 10.3204
                                                                     ---------
      Trust Units outstanding at end of period                       1,472,836
                                                                     ---------

                        SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 4
                           ROLLING GOVERNMENT SERIES 4

                                 APRIL 30, 1998



PORT-                                                              YEARS OF
FOLIO                                     FACE         COUPON       STATED       MARKET
 NO.     TITLE OF SECURITIES             AMOUNT         RATE       MATURITY    VALUE(1)(2)

 1.  GNMA, Modified Pass-Through
     Mortgage-Backed Securities       $14,552,419      7.50%      2027-2028    $14,961,779
                                      -----------                              -----------


                  See notes to schedule of portfolio securities

                    NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 4
                           ROLLING GOVERNMENT SERIES 4

                                 APRIL 30, 1998



(1) The market value of the Securities as of April 30, 1998 was determined by the Evaluator on the basis of offering side evaluations for the Securities on the last trading date of the period (April 30, 1998).

(2) At April 30, 1998, the unrealized market appreciation of all Securities was comprised of the following:

          Gross unrealized market appreciation                   $110,309

          Gross unrealized market depreciation                       -
                                                                 --------
          Unrealized market appreciation                         $110,309
                                                                 ========

     The aggregate cost of the Securities for Federal income tax purposes was $14,851,470 at April 30, 1998.

                        STATEMENT OF FINANCIAL CONDITION

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 3,
                    INTERMEDIATE INSURED CORPORATE PORTFOLIO

                                 APRIL 30, 1998


                                 TRUST PROPERTY

Investments in securities at market value (cost
  $6,390,041) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                       $6,510,989

Accrued interest receivable                                              145,658

Deferred organizational cost                                              34,347
                                                                      ----------
           Total                                                       6,690,994
                                                                      ----------
                           LIABILITIES AND NET ASSETS

Less Liabilities:

   Deferred organizational cost payable                                   40,503

   Advance from Trustee                                                  129,892

   Accrued Trustee fees and expenses                                       1,524

   Accrued Sponsor fees                                                      378

   Deferred sales charges payable                                         36,623
                                                                      ----------
           Total liabilities                                             208,921
                                                                      ----------
Net assets:

   Balance applicable to Units of 636,185
     fractional undivided interest outstanding
     (Note (c)):

     Net amount applicable to investors          $6,470,117

     Undistributed net investment income
       (Note (b))                                    11,957
                                                 ----------

           Net assets                                                 $6,482,073
                                                                      ==========
Net asset value per Unit ($6,482,073 divided by 636,185 Units)        $  10.1890
                                                                      ==========


                        See notes to financial statements

                             STATEMENT OF OPERATIONS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 3,
                    INTERMEDIATE INSURED CORPORATE PORTFOLIO


                                                          FOR THE PERIOD FROM
                                                             MAY 29, 1997
                                                           (DATE OF DEPOSIT)
                                                           TO APRIL 30, 1998

Investment income - interest                                   $210,392
                                                               --------
Less Expenses:

   Trustee fees and expenses                                      7,491

   Sponsor fees                                                     378

   Amortization of organizational costs                           8,587
                                                               --------
           Total expenses                                        16,456
                                                               --------
Investment income - net                                         193,936

Unrealized market appreciation                                  120,948
                                                               --------
Net increase in net assets resulting from operations           $314,884
                                                               ========



                        See notes to financial statements

                       STATEMENT OF CHANGES IN NET ASSETS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 3,
                    INTERMEDIATE INSURED CORPORATE PORTFOLIO

                                                             FOR THE PERIOD FROM
                                                                MAY 29, 1997
                                                              (DATE OF DEPOSIT)
                                                              TO APRIL 30, 1998

Operations:

   Investment income - net                                       $  193,936

   Unrealized market appreciation                                   120,948
                                                                 ----------
           Net increase in net assets resulting from
             operations                                             314,884
                                                                 ----------
Capital Share Transactions:

   Creation on 586,483 Units                                      5,922,569

   Deferred sales charge                                            (37,886)
                                                                 ----------
           Total capital share transactions                       5,884,683
                                                                 ----------
Net investment income distributions                                (194,811)
                                                                 ----------
Net increase in net assets                                        6,004,756

Net assets:

   Beginning of period (Note (c))                                   477,317
                                                                 ----------
   End of period (including undistributed net investment
     income of $11,957)                                          $6,482,073
                                                                 ==========


                        See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 3,
                    INTERMEDIATE INSURED CORPORATE PORTFOLIO

                                 APRIL 30, 1998

(a)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

     (1)  Basis of Presentation

          The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part II of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

     (2)  Investments

          Investments are stated at market value as determined by the Evaluator based on the offering side evaluations on the last day of trading during the period. The offering side values on the dates of deposit represents the cost of investments to the Trust.

     (3)  Income Taxes

          The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     (4)  Expenses

          The Trust pays annual Trustee's fees, estimated expenses, Sponsor's fees and Evaluator's fees, and may incur additional charges as explained and under "Trust Expenses" in Part II of this Prospectus.

(b)  DISTRIBUTIONS

     Interest received by the Trust is distributed to the Unitholders on or shortly after the twentieth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Unitholders - Distributions to Unitholders" in Part II of this Prospectus.

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 3,
                    INTERMEDIATE INSURED CORPORATE PORTFOLIO

                                 APRIL 30, 1998


(c)  ORIGINAL COST TO INVESTORS

     The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 29, 1997) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part II of this Prospectus.

     A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1998 follows:


     Original cost to investors                                      $  497,725
     Less:  Gross underwriting commissions (sales charge)                20,408
                                                                     ----------
     Net cost to investors                                              477,317
     Cost of supplemental creations of units                          5,909,738
     Deferred sales charge                                              (37,886)
     Unrealized market appreciation                                     120,948
                                                                     ----------
     Net amount applicable to investors                              $6,470,117
                                                                     ==========

(d)  OTHER INFORMATION

     Selected data for a Unit of the Trust during the period:


     Income distributions during period                              $  .5193
                                                                     --------
     Net asset value at end of period                                $10.1890
                                                                     ========
     Trust Units outstanding at end of period                         636,185
                                                                     --------

                        SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 3,
                    INTERMEDIATE INSURED CORPORATE PORTFOLIO

                                 APRIL 30, 1998


PORT-                                                                              RATINGS(2)
FOLIO                                     FACE         COUPON     MATURITY               STANDARD &      REDEMPTIONS       MARKET
 NO.     TITLE OF SECURITIES             AMOUNT         RATE        DATE        MOODY'S    POOR'S       PROVISIONS(3)    VALUE(1)(4)

  1.  Ford Motor Credit Company        $1,280,000      6.625%     06/30/03        A1         A+         Non-callable     $1,317,990

  2.  Pacific Gas and Electric
      Company                           1,280,000      5.875      10/01/05        A2         A          Non-callable      1,273,306

  3.  Public Service Electric
      and Gas Company                   1,280,000      6.500      05/01/04        A3         A-         Non-callable      1,315,904

  4.  Southern California Edison
      Company                           1,280,000      5.625      10/01/02        A2         A+         Non-callable      1,271,974

  5.  Wisconsin Electric Power
      Company                           1,280,000      6.625      11/15/06        AA3        AA         Non-callable      1,331,815
                                       ----------                                                                        ----------
                                       $6,400,000                                                                        $6,510,989
                                       ==========                                                                        ==========



                  See notes to schedule of portfolio securities

                    NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 3,
                    INTERMEDIATE INSURED CORPORATE PORTFOLIO

                                 APRIL 30, 1998


(1) The market value of the Securities as of April 30, 1998 was determined by the Evaluator on the basis of offering side evaluations for the Securities on the last trading date of the period (April 30, 1998).

(2) All Bonds in the Trust are insured by MBIA and, therefore, are rated "AAA" by Standard & Poor's and "Aaa" by Moody's. See "Trust Information - Insurance of the Bonds" in this Prospectus.

(3) There is shown under this heading the year in which each issue of Bonds is initially or currently redeemable and the redemption price for that year, unless otherwise indicated. Each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds to the Trust. In addition, certain Bonds in the portfolio may be redeemed in whole or in part other than by operation of the stated redemption provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such bonds. "S.F." indicates that a sinking fund is established with respect to that issue of Bonds.

(4) At April 30, 1998, the unrealized market appreciation of all Securities was comprised of the following:

          Gross unrealized market appreciation                      $120,948

          Gross unrealized market depreciation                          -
                                                                    --------
          Unrealized market appreciation                            $120,948
                                                                    ========

     The aggregate cost of the Securities for Federal income tax purposes was $6,390,041 at April 30, 1998.

                        STATEMENT OF FINANCIAL CONDITION

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 4,
                               CORPORATE PORTFOLIO

                                 APRIL 30, 1998

                                 TRUST PROPERTY

Investments in securities at market value (cost
  $6,994,046) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                       $7,194,495

Accrued interest receivable                                              115,194

Deferred organizational cost                                              32,947
                                                                      ----------
           Total                                                       7,342,636
                                                                      ----------

                           LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued organizational costs                                           38,811

   Advance from Trustee                                                   95,289

   Accrued Trustee fees and expenses                                       2,365

   Accrued Sponsor fees                                                      530

   Deferred sales charges payable                                         42,747
                                                                      ----------
           Total liabilities                                             179,742
                                                                      ----------
Net assets:

   Balance applicable to Units of 695,827
     fractional undivided interest outstanding
     (Note (c)):

      Net amount applicable to investors         $7,147,100
                                                 ----------
      Undistributed net investment income
        (Note (b))                                   15,794
                                                 ----------

           Net assets                                                 $7,162,894
                                                                      ==========
Net asset value per Unit ($7,162,894 divided by 695,827 Units)        $  10.2941
                                                                      ==========



                        See notes to financial statements

                             STATEMENT OF OPERATIONS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 4,
                               CORPORATE PORTFOLIO

                                                           FOR THE PERIOD FROM
                                                              MAY 29, 1997
                                                            (DATE OF DEPOSIT)
                                                            TO APRIL 30, 1998

Investment income - interest                                    $326,962
                                                                --------
Less Expenses:

   Trustee fees and expenses                                      10,706

   Sponsor fees                                                      530

   Amortization of organizational costs                            8,237
                                                                --------
           Total expenses                                         19,473
                                                                --------
Investment income - net                                          307,489

Unrealized market appreciation                                   200,449
                                                                --------
Net increase in net assets resulting from operations            $507,938
                                                                ========



                        See notes to financial statements

                       STATEMENT OF CHANGES IN NET ASSETS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 4,
                               CORPORATE PORTFOLIO

                                                             FOR THE PERIOD FROM
                                                                MAY 29, 1997
                                                              (DATE OF DEPOSIT)
                                                               TO MAY 29, 1998

Operations:

   Investment income - net                                       $  307,489

   Unrealized market appreciation                                   200,449
                                                                 ----------
           Net increase in net assets resulting from
             operations                                             507,938
                                                                 ----------
Capital Share Transactions:

   Creation on 596,423 Units                                      6,047,551

   Deferred sales charge                                            (41,421)
                                                                 ----------
           Total capital share transactions                       6,006,130
                                                                 ----------
Net investment income distributions                                (305,087)
                                                                 ----------
Net increase in net assets                                        6,208,981

Net assets:

   Beginning of period (Note (c))                                   953,913
                                                                 ----------
   End of period (including undistributed net investment
     income of $15,794)                                          $7,162,894
                                                                 ==========



                        See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 4,
                               CORPORATE PORTFOLIO

                                 APRIL 30, 1998


(a)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

     (1)  Basis of Presentation

          The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part II of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

     (2)  Investments

          Investments are stated at market value as determined by the Evaluator based on the offering side evaluations on the last day of trading during the period. The offering side values on the dates of deposit represents the cost of investments to the Trust.

     (3)  Income Taxes

          The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     (4)  Expenses

          The Trust pays annual Trustee's fees, estimated expenses and Evaluator's fees, and may incur additional charges as explained and under "Trust Expenses" in Part II of this Prospectus.

(b)  DISTRIBUTIONS

     Interest received by the Trust is distributed to the Unitholders on or shortly after the twentieth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Unitholders - Distributions to Unitholders" in Part II of this Prospectus.

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 4,
                               CORPORATE PORTFOLIO

                                 APRIL 30, 1998


(c)  ORIGINAL COST TO INVESTORS

     The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 29, 1998) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part II of this Prospectus.

     A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1998 follows:

     Original cost to investors                                   $  994,708
     Less:  Gross underwriting commissions (sales charge)            (40,795)
                                                                  ----------
     Net cost to investors                                           953,913
     Cost of supplemental creations of units                       6,034,159
     Deferred sales charge                                           (41,421)
     Unrealized market appreciation                                  200,449
                                                                  ----------
     Net amount applicable to investors                           $7,147,100
                                                                  ==========

(d)  OTHER INFORMATION

     Selected data for a Unit of the Trust during the period:

     Income distributions during period                           $  .5625
                                                                  ========
     Net asset value at end of period                             $10.2941
                                                                  --------
     Trust Units outstanding at end of period                      695,827
                                                                  ========

                        SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 4,
                               CORPORATE PORTFOLIO

                                 APRIL 30, 1998


PORT-                                                                              RATINGS(2)
FOLIO                                     FACE         COUPON      MATURITY               STANDARD &     REDEMPTIONS       MARKET
 NO.     TITLE OF SECURITIES             AMOUNT         RATE         DATE        MOODY'S    POOR'S     PROVISIONS (3)    VALUE(1)(4)
  1.  Chase Manhattan Corp.            $  700,000      6.500%     01/15/09        A1         A-         Non-callable     $  701,519

  2.  Walt Disney Company                 700,000      6.750      03/30/06        A2         A          Non-callable        727,699

  3.  Ford Motor Credit                   700,000      6.750      08/15/00        A1         A+         Non-callable        719,747

  4.  GTE North Inc.                      700,000      6.900      11/01/08        A1         AA-        Non-callable        730,786

  5.  J. P. Moorage & Co. Inc.            700,000      6.875      11/15/07        AA3        AA         Non-callable        718,067

  6.  Morgan Stanley Group, Inc.          700,000      6.875      03/01/07        A1         A+         Non-callable        718,746

  7.  NationsBank Corp.                   700,000      6.500      03/15/06        A2         A          Non-callable        707,644

  8.  J. C. Penney & Company              700,000      7.600      04/01/07        A2         A          Non-callable        757,281

  9.  Sears Roebuck Acceptance Corp.      700,000      6.700      11/15/06        A2         A-         Non-callable        715,001

 10.  Texas Instruments Inc.              700,000      6.125      02/01/06        A3         A          Non-callable        698,005
                                       ----------                                                                        ----------
                                       $7,000,000                                                                        $7,194,495
                                       ==========                                                                        ==========



                  See notes to schedule of portfolio securities

                    NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 4
                           INVESTMENT GRADE SERIES 4,
                               CORPORATE PORTFOLIO

                                 APRIL 30, 1998



(1) The market value of the Securities as of April 30, 1998 was determined by the Evaluator on the basis of offering side evaluations for the Securities on the last trading date of the period (April 30, 1998).

(2) A brief description of the applicable Standard & Poor's and Moody's rating symbols and their meanings is set forth under "Trust Information Description of Ratings" in this Prospectus. "N.R." indicates that the issue has not been rated by that rating agency.

(3) There is shown under this heading the year in which each issue of Bonds is initially or currently redeemable and the redemption price for that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par value. The prices at which the Bonds may redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds to Trust. In addition, certain bonds in the portfolio may be redeemed in whole or in part other than by operation of the stated redemption provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

(4) At April 30, 1998, the net unrealized market appreciation of all Securities was comprised of the following:

     Gross unrealized market appreciation                            $200,449

     Gross unrealized market depreciation                                -
                                                                     --------
     Net unrealized market appreciation                              $200,449
                                                                     ========

     The aggregate cost of the Securities for Federal income tax purposes was $6,994,046 at April 30, 1998.

The investor is advised to read and retain this Prospectus for future reference.

Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

-------------------------------------------------------------------------------
                          SPONSOR: NATIONAL FINANCIAL
                              SERVICES CORPORATION
-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIDELITY

DEFINED TRUSTS
PROSPECTUS - PART II

SEPTEMBER 28, 1998

This Part II of the Prospectus may not be distributed unless accompanied by
Part I of the Prospectus. Both Parts I and II of the Prospectus should be retained for future reference.

FIDELITY
INVESTMENTS(R)

82 Devonshire Street, Boston, MA 02109

                               TABLE OF CONTENTS

                                                                          PAGE

THE TRUSTS..................................................................4

GENERAL INFORMATION.........................................................4

RISK FACTORS................................................................5

RATING OF UNITS............................................................12

INSURANCE ON THE CORPORATE BONDS...........................................12

RETIREMENT PLANS...........................................................14

TAX STATUS.................................................................14

DISTRIBUTION REINVESTMENT..................................................23

INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN..........24

PUBLIC OFFERING OF UNITS...................................................24

MARKET FOR UNITS...........................................................29

REDEMPTION.................................................................29

UNITHOLDERS................................................................31

INVESTMENT SUPERVISION.....................................................35

TRUST ADMINISTRATION.......................................................36

TRUST EXPENSES.............................................................38

THE SPONSOR................................................................40

LEGAL OPINIONS.............................................................41

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS...................................41

     This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is made.

                                 -------------

     No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. The Trusts are registered as unit investment trusts under the Investment Company Act of 1940. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

                                 -------------

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

THE TRUSTS

     Fidelity Defined Trusts are unit investments trusts consisting of portfolios containing U.S. Treasury obligations, mortgage-backed securities of the fully modified pass-through type, the payments of principal and interest on which are fully guaranteed by the Government National Mortgage Association ("GNMA Securities") and/or corporate debt obligations ("Corporate Bonds"). See
Part I of the Prospectus for a description of the portfolio for each trust. The various trusts are collectively referred to herein as the "Fidelity Defined Trusts," the "Fidelity Advisor Defined Trusts" or the "Trusts." Each Trust is divided into "Units" representing equal shares of the underlying assets of such Trust. Trusts which contain a laddered portfolio of U.S. Treasury Obligations are sometimes referred to herein as "Laddered Trusts." Trusts which contain a portfolio of U.S. Treasury Obligations or GNMA Securities which provide for the reinvestment of principal distributions into additional U.S. Treasury Obligations or GNMA Securities, respectively, over a specific period (as set forth in Part I) are sometimes referred to herein as "Rolling Trusts." Trusts which contain a portfolio of corporate debt obligations and, in certain Trusts, U.S. Treasury Obligations are sometimes referred to herein as "Corporate Trusts." Certain Corporate Trusts may contain a portfolio of insured corporate debt obligations, in which case they shall sometimes be referred to herein as "Insured Corporate Trusts." As used herein, "Securities" shall collectively refer to the U.S. Treasury Obligations, GNMA Securities or Corporate Bonds deposited in the Trusts. Each of the Trusts is separate and is designated by a different series number. Each of the Trusts was created under the laws of the State of New York pursuant to a trust indenture dated the Initial Date of Deposit (the "Trust Agreement") between National Financial Services Corporation (the "Sponsor"), The Chase Manhattan Bank (the "Trustee") and for Trusts in which Muller Data corporation acts as Evaluator (as set forth in Part I), Muller Data Corporation (the "Evaluator").(1)

GENERAL INFORMATION

     Because certain of the Securities in certain of the Trusts may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in anyway for any default, failure or defect in any Security.

     Subsequent to the date of Part I of this Prospectus, a Security may cease to be rated or its rating may be reduced below any minimum required as of a Trust's Initial Date of Deposit. Neither event requires the elimination of such investment from a Trust, but may be

-------------------
(1) Reference is made to the Trustee Agreement, and any statements contained herein are qualified in their entirety by the provisions of the Trust Agreement.

considered in the Sponsor's determination to direct the Trustee to dispose of such Security. See "Investment Supervision."

     The Sponsor may not alter the portfolio of a Trust except upon the occurrence of certain extraordinary circumstances or, in the case of a Rolling Trust, in connection with a reinvestment of principal. See "Investment Supervision." Certain of the Securities may be subject to optional call or mandatory redemption pursuant to sinking fund provisions, in each case prior to their stated maturity. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer, often at a premium over par. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par with proceeds from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par of all or a portion of an issue upon the occurrence of certain circumstances, which may be prior to the optional call dates shown under "Portfolio" in Part I of this Prospectus for each Trust. Redemption pursuant to optional call provisions is more likely to occur, and redemption pursuant to special or extraordinary redemption provisions may occur, when the Securities have an offering side evaluation which represents a premium over par, that is, when they are able to be refinanced at a lower cost. The proceeds from any such call or redemption pursuant to sinking fund provisions, as well as proceeds from the sale of Securities and from Securities which mature in accordance with their terms from a Trust, unless utilized to pay for Units tendered for redemption, or reinvested in the case of the Rolling Trust, will be distributed to Unitholders of such Trust and will not be used to purchase additional Securities for such Trust. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of a Trust and the net annual interest income of such Trust and may reduce the Estimated Current Return and the Estimated Long-Term Return. See "Interest, Estimated Long-Term Return and Estimated Current Return." The call, redemption, sale or maturity of Securities also may have tax consequences to a Unitholder. See "Tax Status." Information with respect to the call provisions and maturity dates of the Securities is contained under "Portfolio" in Part I of this Prospectus for each Trust.

     Each Unit of a Trust represents an undivided fractional interest in the Securities deposited therein, in the ratio shown under "Essential Information" in Part I of this Prospectus. Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple or fraction thereof, subject to each Trust's minimum investment requirement of one Unit. Fractions of Units will be computed to three decimal points. To the extent that Units of a Trust are redeemed, the principal amount of Securities in such Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of such Trust will increase. See "Redemption."

RISK FACTORS

     U.S. Treasury Obligations. U.S. Treasury Obligations are direct obligations of the United States and are backed by its full faith and credit although the Units are not so backed.

The U.S. Treasury Obligations are not rated but in the opinion of the Sponsor have credit characteristics comparable to those of securities rated "AAA" by nationally recognized rating agencies.

     An investment in Units of a Trust which contains U.S. Treasury Obligations should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the Securities and hence the Units will decline with increases in interest rates. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

     During the Reinvestment Period for a Rolling Trust which contains U.S. Treasury Obligations, the Sponsor will direct the Trustee to reinvest principal payments on the U.S. Treasury Obligations into additional U.S. Treasury Obligations as described in Part I of this Prospectus. Principal amounts which cannot be reinvested will be distributed to Unitholders of such a Trust semiannually unless the amount available for distribution is less than $0.01 per Unit. After the Reinvestment Period, principal will not be reinvested and will be distributed monthly (subject to amount limitations) to Unitholders.

     GNMA Securities. An investment in Units of a Rolling Trust which contains GNMA Securities should be made with an understanding of the risks inherent therein, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying GNMA Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying GNMA Securities, which might otherwise be expected to occur as a result of a decline in interest rates, may be limited or negated by increased principal prepayments in respect of the underlying mortgages. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

     GNMA Securities included in a Rolling Trust are backed by the indebtedness secured by underlying mortgage pools of long-term mortgages on 1- to 4-family dwellings. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal Housing Administration ("FHA"). In addition, GNMA imposed its own criteria on the eligibility of issuers, including a net worth requirement.

     During the Reinvestment Period for a Rolling Trust which contains GNMA Securities, the Sponsor will direct the Trustee to reinvest principal payments and prepayments on the Ginnie Maes into additional Ginnie Mae securities. While precise duplication of the Ginnie Maes to be purchased with reinvested principal is the goal of the Sponsor, this may not be possible because fractions of Ginnie Maes may not be purchased and substantially similar securities may not be available. Principal amounts which cannot be reinvested will be distributed to Unitholders of such Trust semiannually unless the amount available for distribution is less than $0.01 per Unit. After the Reinvestment Period, principal will not be reinvested and will be distributed monthly (subject to amount limitations) to Unitholders.

     The mortgages underlying a Ginnie Mae may be prepaid at any time without any significant premium or penalty at the option of the mortgagors. It has been the experience of the mortgage industry that the average life of mortgages comparable to those contained in a Rolling Trust, owing to prepayments, refinancings and payments from foreclosures is considerably less than the stated maturity set forth in "Essential Information" in Part I of this Prospectus. A lower or higher return on Units may occur depending on (i) whether the price at which the respective Ginnie Maes were acquired by a Trust is lower or higher than par (which represents the price at which such Ginnie Maes will be redeemed upon prepayment), (ii) whether principal is reinvested or distributed to Unitholders and (iii) if reinvestment occurs, whether the Ginnie Maes purchased by the Trustee with reinvested principal are purchased at a premium or discount from par. During periods of declining interest rates, prepayments of Ginnie Maes may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. In such a case, (i) the reinvestment of principal may be at prices which result in a lower return on Units or (ii) principal will be distributed to Unitholders who cannot reinvest such principal distributions in other securities at an attractive yield.

     The Ginnie Maes in a Rolling Trust are guaranteed as to timely payment of principal and interest by GNMA. Funds received by the issuers on account of the mortgages backing the Ginnie Maes in the Rolling Trust are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so. Any statement in this Prospectus that a particular Security is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

     The GNMA guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Maes in the portfolio and not the Units offered hereby.

     A number of factors, including homeowners' mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in a Rolling Trust. For example, Ginnie Maes issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the experience of the FHA, other mortgage lenders or other Ginnie Mae investors. It is not possible to meaningfully predict prepayment levels regarding the Ginnie Maes in a Rolling Trust. Therefore, the termination of a Rolling Trust which contains GNMA Securities might be accelerated as a result of prepayments made as described herein.

     Public Utility Issues. Certain of the Corporate Bonds in a Corporate Trust may be obligations of public utility issuers. In general, public utilities are regulated monopolies engaged in the business of supplying light, water, power, heat, transportation or means of communication. Historically, the utilities industry has provided investors with high levels of reliability, stability and relative total return on their investments. However, an investment in a Corporate Trust containing obligations of public utility issuers should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General problems of such issuers include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital markets in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Corporate Bonds in a Corporate Trust to make payments of principal and/or interest on such Corporate Bonds.

     Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards currently under consideration by the Federal Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other hand.

     Certain of the issuers of the Bonds in a Corporate Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through completion and achievement of commercial operation of any nuclear project.
Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

     In view of the uncertainties discussed above, there can be no assurance that any bond issuer's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a bond issuer could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations or on a bond issuer's ability to make interest and principal payments on its outstanding debt.

     Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, the effects of energy conservation and the effects of deregulation. Each of the problems referred to could adversely affect the ability of the issuers of any utility bonds in a Corporate Trust to make payments due on these bonds.

     In addition, the ability of state and local joint action power agencies to make payments on bonds they have issued is dependent in large part on payments made to them pursuant to power supply or similar agreements. Courts in Washington and Idaho have held that certain agreements between Washington Public Power Supply System ("WPPSS") and the WPPSS participants are unenforceable because the participants did not have the authority to enter into the agreements. While these decisions are not specifically applicable to agreements entered into by public entities in other states, they may cause a reexamination of the legal structure and economic viability of certain projects financed by joint action power agencies, which might exacerbate some of the problems referred to above and possibly lead to legal proceedings questioning the enforceability of agreements upon which payment of these bonds may depend.

     Corporate Bonds. An investment in Units of a Corporate Trust should be made with an understanding of the risks that an investment in fixed rate, investment grade corporate debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. In recent years, there have been wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally. Generally bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

     Should the issuer of any Corporate Bond default in the payment of principal or interest, a Corporate Trust may incur additional expenses seeking payment on the defaulted Corporate Bond. Because amounts (if any) recovered by a Trust in payment under the defaulted Corporate Bond may not be reflected in the value of the Units until actually received by a Corporate Trust, and depending upon when a Unitholder purchases or sells his Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

     General. Certain of the Securities in certain of the Trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on discount securities at the time they were purchased and deposited in the Trusts were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. See "Tax Status." Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

     Certain of the Securities in the Trusts may have been acquired at a market premium from par value at maturity. The coupon interest rates on premium securities at the time they were purchased and deposited in the Trusts were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Securities have an offering side valuation which represents a premium over par or, for original issue discount Securities, a premium over the accreted value. To the extent that the Securities were deposited in the Trusts at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared to the original Public Offering Price of the Units. Because premium securities generally pay a higher rate of interest than securities priced at or below par, the effect of the redemption of premium securities would be to reduce Estimated Net Annual Unit Income by a greater percentage than the par amount of such securities bears to the total par amount of Securities in a Trust. Although the actual impact of any such redemptions that may occur will depend upon the specific Securities that are redeemed, it can be anticipated that the Estimated Net Annual Interest Income will be significantly reduced after the dates on which such Securities are eligible for redemption. See "Portfolio" in Part I of this Prospectus for each Trust for the earliest scheduled call date and the initial redemption price for each Security.

     Certain of the Securities in certain of the Trusts may be "zero coupon" bonds, i.e., an original issue discount bond that does not provide for the payment of current interest. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest currently. A Trust may be required to sell zero coupon bonds prior to maturity (at their current market price which is likely to be less than their par value) in the event that all the Securities in the portfolio other than the zero coupon bonds are called or redeemed in order to pay expenses of a Trust or in case a Trust is terminated. For the Federal tax consequences of original issue discount securities such as the zero coupon bonds, see "Tax Status."

     Litigation. To the best of the Sponsor's knowledge, there is no litigation pending as of the date of Part I of this Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trusts. At any time after the date of Part I of this Prospectus, litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trusts.

RATING OF UNITS

     At the Initial Date of Deposit for each Laddered Trust, Rolling Trust and Insured Corporate Trust, Standard & Poor's rated the Units of such Trusts "AAA." Although each of these Trusts have elected not to renew this rating, in the opinion of the Sponsor there has been no significant structural change to any of these Trusts which would warrant a different rating than was originally obtained. This is the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.

     A Standard & Poor's rating (as described by Standard & Poor's) on the units of an investment trust (hereinafter referred to collectively as "units" or "trust") was, at the time it was given, a current assessment of creditworthiness with respect to the investments held by such trust. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which trust expenses or portfolio asset sales for less than the trust's purchase price will reduce payment to the Unitholder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor. Trusts rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets rated "AAA," or certain short-term investments. Standard & Poor's defines its "AAA" rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.

     Securities in an Insured Corporate Trust for which insurance has been obtained by the issuer or the Sponsor (all of which were rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's Investors Service, Inc. ("Moody's")) may or may not have a higher yield than uninsured Securities rated "AAA" by Standard & Poor's or "Aaa" by Moody's. In selecting Securities for an Insured Corporate Trust, the Sponsor has applied the criteria hereinbefore described.

INSURANCE ON THE CORPORATE BONDS

     All Corporate Bonds in an insured Corporate Trust ("Insured Corporate Trust") (as set forth in Part I of this Prospectus) except for any U.S. Treasury obligations are insured as to the scheduled payment of interest and principal either by the issuer of the Corporate Bonds or by the Sponsor under a financial guaranty insurance policy obtained from MBIA Insurance Corporation ("MBIA"). The premium for each such insurance policy has been paid in advance by such issuer or the Sponsor and each such policy is non-cancellable and will remain in force so long as such Corporate Bonds are outstanding and MBIA remains in business. No premiums for such insurance are paid by an Insured Corporate Trust. If MBIA is unable to meet its obligations under its policy or if the rating assigned to the claims-paying ability of MBIA deteriorates, no other insurer has any obligation to insure any issue adversely affected by either of these events.

     The aforementioned insurance guarantees the scheduled payment of principal and interest on all of such Corporate Bonds in an Insured Corporate Trust except for any U.S. Treasury obligations. It does not guarantee the market value of the Bonds or the value of the Units of such Corporate Trust. This insurance is effective so long as the Corporate Bond is outstanding, whether or not held by an Insured Corporate Trust. Therefore, any such insurance may be considered to represent an element of market value in regard to the Corporate Bonds, but the exact effect, if any, of this insurance on such market value cannot be predicted.

     MBIA is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA. MBIA is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the insurer, changes in control and transactions among affiliates. Additionally, MBIA is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

     As of December 31, 1996, MBIA had admitted assets of $4.4 billion (audited), total liabilities of $3.0 billion (audited), and total capital and surplus of $1.4 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 1997, MBIA had admitted assets of $4.5 billion (unaudited), total liabilities of $3.0 billion (unaudited), and total capital and surplus of $1.5 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA Corporation's financial statements prepared in accordance with statutory accounting practices are available from MBIA Corporation. The address of MBIA Corporation is 113 King Street, Armonk, New York 10504.

     Moody's rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG-1," both designated to be of the highest quality. Standard & Poor's rates all new issues by MBIA "AAA."

     Because the Corporate Bonds in an Insured Corporate Trust (other than U.S. Treasury Obligations) are insured as to the scheduled payment of principal and interest and on the basis of the financial condition and the method of operation of MBIA, at the Initial Date of

Deposit for each Insured Corporate Trust, Standard & Poor's assigned to Units in an Insured Corporate Trust its "AAA" investment rating. While the sponsor has elected not to renew this "AAA" rating on Insured Corporate Trust Units, in the opinion of the Sponsor there has been no significant structural change to any of these Trusts which would warrant a different rating than that originally obtained. This is the highest rating assigned to securities by such rating agency. These ratings should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of an Insured Corporate Trust or the Units thereof.

     Bonds in an Insured Corporate Trust for which insurance has been obtained by the issuer thereof or by the Sponsor from MBIA (all of which were rated "Aaa" by Moody's) may or may not have a higher yield than uninsured bonds rated "Aaa" by Moody's. In selecting Corporate Bonds for the portfolio of an Insured Corporate Trust, the Sponsor has applied the criteria hereinbefore described.

RETIREMENT PLANS

     Units of the Trusts may be suitable for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering placing an investment in a Trust on account of any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisor. The Trusts will waive the $5,000 minimum investment requirement for qualified retirement plans. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary. Consult your financial adviser regarding eligibility requirements.

TAX STATUS

Grantor Trust

     The following discussion applies only to those Trusts classified as Grantor Trusts under "TAX STATUS" in Part I of this Prospectus, which are organized as grantor trusts for federal tax purposes. For purposes of the following discussion and opinion, it is assumed that the Securities are debt for federal income tax purposes and that interest on each Security is includable in gross income for federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

          1. The Trusts are not associations taxable as corporations for federal income tax purposes.

          2. Each Unitholder will be considered the owner of a pro rata portion of each of a Trust's assets for federal income tax purposes under Subpart E,

Subchapter J of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"). Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by a Trust. Each Unitholder will also be required to include in income, for Federal income tax purposes, original issue discount with respect to his interest in any Bonds held by a Trust at the same time and in the same manner as though the Unitholder were the direct owner of such interest.

     3. Each Unitholder will have a taxable event when a Security is disposed of (whether by sale, exchange, liquidation, redemption, or payment at maturity) or when the Unitholder redeems or sells his Units. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all the assets of the Trust. Such basis is determined (before adjustments described below) by apportioning the tax basis for the Units among each of the Trusts' assets, according to value as of the valuation date nearest the date of acquisition of the Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Securities delivered after the date on which the Unitholders pay for their Units to the extent that such interest accrued on such Securities before the date the Trust acquired ownership of the Securities (and the amount of this reduction may exceed the amount of accrued interest paid to the sellers) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units.

     Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Securities (whether by sale, exchange, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unitholder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unitholders pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. The basis of each Unit and of each Security which was issued with original issue discount, including the U.S. Treasury obligations, (or which has market discount) must be increased by the amount of accrued original issue discount (and market discount if the Unitholder elects to include market discount in income as it accrues) and the basis of each Unit and of each Security which was purchased by a Trust at a premium must be reduced by the annual amortization of bond premium with the Unitholder has properly elected to amortize under Section 171 of the Code. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

     A Trust may contain certain "zero coupon" Securities (the "Stripped Treasury Securities") that are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation ("the Regulation") issued on December 28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a de minimis amount as determined thereunder. Because the Stripped Treasury Securities represent interests in "stripped"

     U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Stripped Treasury Security held by a Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Stripped Treasury Securities held by a Trust as such original issue discount accrues and will, in general, be subject to federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year. To the extent that the amount of such discount is less than the respective de minimis amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Stripped Treasury Securities, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisors regarding the Federal income tax consequences of and accretion of original issue discount.

     Premium - If a Unitholder's tax basis of his pro rata portion in any Securities held by a Trust exceeds the amount payable by the issuer of the Security with respect to such pro rata interest upon the maturity of the Security, such excess would be considered "premium" which may be amortized by the Unitholder at the Unitholder's election as provided in Section 171 of the Code. Unitholders should consult their tax advisors regarding whether such election should be made and the manner of amortizing premium.

     Original Issue Discount - Certain of the Securities in a Trust may have been acquired with "original issue discount." In the case of any Securities in a Trust acquired with "original issue discount" that exceeds a "de minimis" amount as specified in the Code or in the case of the Stripped Treasury Securities as specified in the Regulation, such discount is includable in taxable income of the Unitholders on an accrual basis computed daily, without regard to when payments of interest on such Securities are received. The Code provides a complex set of rules regarding the accrual of original issue discount. These rules provide that original issue discount generally accrues on the basis of a constant compound interest rate over the term of the Securities. Unitholders should consult their tax advisers as to the amount of original issue discount that accrues.

     Special original issue discount rules apply if the purchase price of a Security by a Trust exceeds its original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). Similarly, these special rules would apply to a Unitholder if the tax basis of his pro rata portion of a Security issued with original issue discount exceeds his pro rata portion of its adjusted issue price. Unitholders should also consult their tax advisers regarding these special rules.

     It is possible that a Corporate Bond that has been issued at an original issue discount may be characterized as a "high-yield discount obligation" within the meaning of Section 163(e)(5) of the Code. To the extent that such an obligation is issued at a yield in excess of six percentage points over the applicable Federal rate, a portion of the original issue discount on such obligation will be characterized as a distribution on stock (e.g., dividends) for purposes of the dividends received deduction which is available to certain corporations with respect to certain dividends received by such corporation.

     Market Discount - If a Unitholder's tax basis in his pro rata portion of Securities is less than the allocable portion of such Security's stated redemption price at maturity (or, if issued with original issue discount, the allocable portion of its "revised issue price"), such difference will constitute market discount unless the amount of market discount is "de minimis" as specified in the Code. Market discount accrues daily computed on a straight-line basis, unless the Unitholder elects to calculate accrued market discount under a constant-yield method. The market discount rules do not apply to Stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules discussed above. Unitholders should consult their own tax advisers regarding whether an election should be made and as to the amount of market discount which accrues.

     Accrued market discount is generally includible in taxable income to the Unitholders as ordinary income for Federal tax purposes upon the receipt of serial principal payments on the Securities, on the sale, maturity or disposition of such Securities by a Trust, and on the sale by a Unitholder of Units, unless a Unitholder elects to include the accrued market discount in taxable income as such discount accrues. If a Unitholder does not elect to annually include accrued market discount in taxable income as it accrues, deductions for any interest expense incurred by the Unitholder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unitholders should consult their tax advisors regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

     Computation of the Unitholder's Tax Basis - The tax basis of a Unitholder with respect to his interest in a Security is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the Securities held by a Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized premium which the Unitholder has properly elected to amortize under
Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of a Trust.

     Limitations on Deductibility of Trust Expenses by Unitholders - Each Unitholders pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, may be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income (similar limitations also apply to estates and trusts). Unitholders may be required to treat some or all of the expenses paid by each Trust as miscellaneous itemized deductions subject to this limitation.

     Recognition of Taxable Gain or Loss upon Disposition of Obligations by a Trust or Disposition of Unit - A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in a Security is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor (subject to various non-recognition provisions of the Code). (Any gain recognized on a sale or exchange and not constituting a realization of accrued "market discount," and any loss, will generally be capital gain or loss except in the case of a dealer or financial institution.) As previously discussed, gain realized on the disposition of the interest of a Unitholder in any Security deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of a Security by a Trust or the disposition of Units by a Unitholder will generally be determined by the period of time the Unitholder held his Unit and the period of time the Trust held the Security. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. The legislation is generally effective retroactively for amounts properly taken into account on or after January 1, 1998. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

     The Taxpayer Relief Act of 1997 includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisors with regard to any such constructive sales rules.

     In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets, including his pro rata portion of all of the Securities represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder's realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

     Foreign Investors - A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident of a U.S. corporation, partnership, estate or trust) will not be subject to United States federal income taxes, including withholding taxes, on interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata interest in any Security or the sale of his Units provided that
(i) the interest income or gain is not effectively connected to the conduct by the foreign investor of a trade or business within the United States, (ii) with respect to any gain, the foreign investor (if an individual) is not present in the United States for 183 days or more during his taxable year, (iii) the foreign investor provides all certification which may be required of his or her status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter) and (iv) if the interest is United States source income (which is the case for most securities issued by United States issuers) and the Security is issued after July 18, 1984, then the foreign investor does not own, directly or indirectly, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Security and the foreign investor is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Security. Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.

     It should be noted that certain provisions of the Code eliminate the exemption from United States taxation, including withholding taxes, for certain "contingent interest." The provision applies to interest received after December 31, 1993. No opinion is expressed herein regarding the potential applicability of this provision and whether United States taxation or withholding taxes could be imposed with respect to income derived from the Units as a result thereof. Unitholders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

     General - Each Unitholder (other than a foreign investor who has properly provided the certifications described above) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder, including amounts received upon redemption of the Units, will be subject to back-up withholding.

     The foregoing discussion relates only to United States federal income taxes. Unitholders may be subject to state and local taxation in other jurisdictions (including a foreign investor's country of residence). Unitholders should consult their tax advisers regarding potential state, local, or foreign taxation with respect to the Units.

     In the opinion of Carter, Ledyard & Milburn, special counsel to the Trusts for New York tax matters the Trusts are not associations taxable as corporations and the income of a Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

Regulated Investment Company

     The following discussion applies only to those Trusts classified as regulated investment companies under "TAX STATUS" in Part I of this Prospectus, which are structured to qualify as a regulated investment company for federal tax purposes. In the opinion of Chapman and Cutler, counsel or the Sponsor, under existing law:

     Each Trust is an association taxable as a corporation under the Code and intends to qualify on a continuing basis for and elect tax treatment as a "regulated investment company" under the Code. If a Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. In addition, to the extent a Trust timely distributes to Unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Each Trust intends to timely distribute its taxable income (including any net capital gain) to avoid the imposition of federal income tax or the excise tax. Distributions of the entire net investment income of a Trust is required by the Indenture.

     Each Trust intends to file its federal income tax return on a calendar year basis. In any taxable year of a Trust, distributions of its income, other than distributions which are designated as capital gains dividends, will, to the extent of the earnings and profits of such Trust, constitute dividends for federal income tax purposes which are taxable as ordinary income to Unitholders. To the extent that distributions to a Unitholder in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unitholder's basis in his or her Units and, to the extent that they exceed his or her basis, will be treated as a gain from the sale of his or her Units as discussed below. Distributions from a Trust will not be eligible for the 70% dividends-received deduction for corporations.

     Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by each Trust (and received by the Unitholders) on December 31 of the year such distributions are declared.

     Distributions of a Trust's net capital gain which a Trust properly designates as capital gain dividends will be taxable to Unitholders thereof as long-term capital gains, regardless of the length of time the Units have been held by a Unitholder. However, if a Unitholder receives a long-term capital gain dividend (or is allocated to a portion of a Trust's undistributed long-term capital gain) and sells his Units at a loss prior to holding them for 6 months, such loss will be characterized as long-term capital loss to the extent of such long-term capital gain received as a dividend or allocated to a Unitholder. Distributions in partial liquidation, reflecting the proceeds of prepayments, redemptions, maturities (including monthly mortgage payments of principal) or sales of Securities from a Trust (exclusive of net capital gain) will not be taxable to Unitholders of such Trust to the extent that they represent a return of capital for tax purposes. The portion of distributions which represents a return of capital will, however, reduce a Unitholder's basis in his Units, and to the extent they exceed the basis of his Units will be taxable as a capital gain. A Unitholder may recognize a taxable gain (or loss) when his or her Units are sold or redeemed. Such gain or loss generally will constitute either a long-term or short-term capital gain or loss depending upon the length of time the Unitholder has held his Units. Any loss on Units held six months or less will be treated as long-term capital loss to the extent of any long-term capital gains dividends received (or deemed to have been received) by the Unitholder with respect to such Units during the six-month period or less that the Unitholder owns the Units. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. The legislation is generally effective retroactively for amounts properly taken into account on or after January 1, 1998. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

     Note, however, that the 1998 Tax Act (and the Taxpayer Relief Act of 1997) provide that the application of the rules described above in the case of pass-through entities such as the Trusts will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as the Trusts may designate their capital gains dividends as either a 20% rate gain distribution, an unrecaptured section 1250 gain distribution, or a 28% rate gain distribution, depending on the nature of the gain received by the pass-through entity. Unitholders should consult their own tax advisors as to the tax rate applicable to capital gain dividends.

     In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sale rules.

     Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by a Trust as long as the Units of such Trust are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of a Trust are held by fewer than 500 persons, additional taxable income may be realized by the individual Unitholders in excess of the distributions received from such Trust.

     If a Ginnie Mae has been purchased by a Trust at a market discount (i.e., for a purchase price less than its stated redemption price at maturity (or if issued with original issue discount, its "revised issue price")) unless the amount of market discount is "de minimis" as specified in the Code, each payment of principal on the Ginnie Mae will generally constitute ordinary income to a Trust to the extent of any accrued market discount unless a Trust elects to include the accrued market discount in taxable income as it accrues. In the case of Ginnie Mae, the amount of market discount that is deemed to accrue each month shall generally be the amount of discount that bears the same ratio to the total amount of remaining market discount that the amount of interest paid during the accrual period bears to the total amount of interest remaining to be paid on the Ginnie Mae as of the beginning of the accrual period.

     Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding.

     Each Unitholder of a Trust shall receive an annual statement describing the tax status of the distributions paid by such Trust.

     Foreign Investors - A Unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from a Trust, which constitute dividends for Federal income tax purposes (other than dividends which a Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by such Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisors with respect to United States tax consequences of ownership of Units. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unitholders should consult their tax advisors in this regard.

     Distributions reinvested into additional Units of a Trust will be taxed to a Unitholder in the manner described above (i.e., as ordinary income, long-term capital gain or as a return of capital).

     The foregoing discussion relates only to the federal income tax status of a Trust and to the tax treatment of distributions by such Trust to United States Unitholders.

DISTRIBUTION REINVESTMENT

     Certain Unitholders of the Trusts may elect to have distributions of principal (including capital gains, if any) or interest or both automatically invested without charge in shares of certain mutual funds which are registered in such Unitholder's state of residence and are advised by Fidelity Management & Research Company, an affiliate of the Sponsor (the "Fidelity Funds"). Ask your financial consultant regarding the availability of distribution reinvestment.

     If individuals indicate they wish to participate in the Reinvestment Program but do not designate a reinvestment fund, the Trustee will contact such individuals to determine which reinvestment fund they wish to elect. Since the portfolio securities and investment objectives of the Fidelity Funds generally will differ significantly from that of the Trusts, Unitholders should carefully consider the consequences before selecting such Fidelity Funds for reinvestment. Detailed information with respect to the investment objectives and the management of the Fidelity Funds is contained in their respective prospectuses, which can be obtained from the Sponsor upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest. Unitholders who desire to have such distributions automatically reinvested should inform their investment professional at the time of purchase or should file with the Trustee a written notice of election.

     Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Trustee an election to have such distributions reinvested without charge. Such election, and any changes thereof, must be received by the Trustee at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Trustee. See "Unitholders--Distributions to Unitholders."

INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN

     As of the date of Part I of this Prospectus, the Estimated Long-Term Return and the Estimated Current Return, if applicable, for each Trust were as set forth in "Essential Information" in Part I of this Prospectus. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with principal payments and prepayments and with reinvestment (in the case of a Rolling Trust), principal prepayment, redemption, maturity, exchange or sale of the Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities and accrued interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Return is calculated using a formula which (i) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements or average lives of all of the Securities in a Trust, which includes the reinvestment of Securities in a Rolling Trust, and (ii) takes into account a compounding factor and the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Securities and the expenses of a Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

     Payments received in respect of mortgages underlying Ginnie Mae, if any, in a Rolling Trust will consist of a portion representing interest and a portion representing principal. Although the aggregate monthly payment made by the obligor on each mortgage remains constant (aside from optional prepayments of principal), in the early years most of each such payment will represent interest, while in later years, the proportion representing interest will decline and the proportion representing principal will increase. However, by reason of optional prepayments, principal payments in the earlier years on mortgages underlying Ginnie Maes may be substantially in excess of those required by the amortization schedules of such mortgages. Therefore, principal payments in later years may be substantially less since the aggregate unpaid principal balances of such underlying mortgages may have been greatly reduced. To the extent that the underlying mortgages bearing higher interest rates in a Rolling Trust are prepaid faster than the other underlying mortgages, the net annual interest rate per Unit and the Estimated Current Return of the Units of a Rolling Trust can be expected to decline. Monthly payments to the Unitholders of a Rolling Trust will reflect all of these factors.

PUBLIC OFFERING OF UNITS

     Public Offering Price. Units of a Trust are offered at the Public Offering Price thereof. The Public Offering Price for secondary market transactions is based on the aggregate bid side evaluations of the Securities in a Trust, plus or minus cash, if any, in the

Principal Account held or owned by such Trust, plus accrued interest plus a sales charge based upon the dollar weighted average maturity of such Trust determined in accordance with the tables set forth below (which includes a deferred sales charge for each Corporate Trust, Insured Corporate Trust and Rolling Trust which contains GNMA securities). For purposes of this computation, Securities will be deemed to mature on their expressed maturity dates unless:
(a) the Securities have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Securities are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to a Trust based upon the dollar weighted average maturity of such Trust's portfolio, in accordance with the following schedules.

     The sales charge per Unit for each Laddered Trust and each Rolling Trust which contains U.S. Treasury Obligations will be set forth in the following table:


                                AMOUNT INVESTED

                          LESS THAN $500,000        $500,000 TO $999,999       $1,000,000 AND UP
                        ----------------------     ---------------------      --------------------
                         PERCENT       PERCENT      PERCENT      PERCENT      PERCENT      PERCENT
WEIGHTED                   OF          OF NET         OF         OF NET         OF         OF NET
AVERAGE                  OFFERING      AMOUNT       OFFERING     AMOUNT       OFFERING     AMOUNT
MATURITY                  PRICE       INVESTED       PRICE      INVESTED       PRICE      INVESTED
---------------------------------------------------------------------------------------------------
Less than 2 years....... 1.250%        1.266%       1.000%       1.010%        0.750%       0.756%
2 to 3 years............ 1.500%        1.523%       1.250%       1.266%        1.000%       1.010%
3 to 5 years............ 1.750%        1.781%       1.500%       1.523%        1.250%       1.266%



     The sales charge per Unit for each Corporate Trust, Insured Corporate Trust and Rolling Trust which contains GNMA Securities will be set forth in the following table:

                            DOLLAR WEIGHTED AVERAGE         DOLLAR WEIGHTED AVERAGE
                          MATURITY LESS THAN 5 YEARS      MATURITY GREATER THAN 5 YEARS
                          --------------------------      -----------------------------
                           PERCENT OF     PERCENT OF       PERCENT OF     PERCENT OF
                            OFFERING      NET AMOUNT        OFFERING      NET AMOUNT
AMOUNT INVESTED              PRICE*        INVESTED*         PRICE*       INVESTED*
---------------------------------------------------------------------------------------
Less than $100,000.......   2.500%         2.564%           3.500%        3.627%
$100,000 to $249,999.....   2.250%         2.302%           3.250%        3.359%
$250,000 to $499,999.....   2.000%         2.041%           3.000%        3.093%
$500,000 to $999,999.....   1.750%         1.781%           2.750%        2.828%
$1,000,000 and up........   1.500%         1.523%           2.500%        2.564%

-----------
* In addition, a deferred sales charge of $.167 will be assessed per 100 Units per month on a Trust's respective Record Date, through December of 1999.

     The reduced sales charges resulting from quantity discounts as shown on the tables above will apply to all purchases of Units on any one day by the same purchaser from the same broker or dealer and for this purpose purchases of Units of a Trust will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charges will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account. The Sponsor intends to permit officers, directors and employees of the Sponsor and at the discretion of the Sponsor registered representatives of selling firms to purchase Units of a Trust without a sales charge, although a transaction processing fee may be imposed on such trades. In addition, investors who purchase Units through registered brokers or dealers who charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed may purchase Units in the secondary market at the Public Offering Price less the concession the Sponsor typically would allow such broker-dealer. See "Public Offering of Units--Public Distribution of Units" below. In addition, investors who purchase Units of a Trust for deposit in a Fidelity-sponsored 401k or other retirement plan may purchase such Units at the Public Offering Price less the concession the sponsor allows dealers and other selling agents.

     Had Units of a Trust been available for sale at the opening of business on the date set forth in Part I of this Prospectus, the Public Offering Price would have been as shown under "Essential Information" in Part I of this Prospectus. The Public Offering Price per Unit of a Trust on the date of Part I of this Prospectus or on any subsequent date will vary from the amount stated under "Essential Information" in Part I of this Prospectus in accordance with fluctuations in the prices of the underlying Securities and the amount of accrued interest on the Units. The aggregate bid side evaluations of the Securities shall be determined (i) on the basis of current bid prices of the Securities, (ii) if bid prices are not available for any particular Security, on the basis of current bid prices for comparable securities, (iii) by determining the value of Securities on the bid side of the market by appraisal, or (iv) by any combination of the above.

     The foregoing evaluations and computations shall be made as of the evaluation time stated under "Essential Information" in Part I of this Prospectus on each business day commencing with the date of Part I of this Prospectus, effective for all sales made during the preceding 24-hour period.

     The interest on the Securities deposited in a Trust, less the related estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part I of this Prospectus. The amount of net interest income which accrues per Unit may change as Securities mature or are redeemed, exchanged or sold, or as the expenses of a Trust change or the number of outstanding Units of a Trust changes.

     Although payment is normally made three business days following the order for purchase, payments may be made prior thereto. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and maybe deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. If a Unitholder desires to have certificates representing Units purchased, such certificates (if available) will be delivered as soon as possible following his written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.

     Accrued Interest. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually (monthly in the case of Ginnie Maes), although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

     Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his or her Units, he or she will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

     Public Distribution of Units. Units repurchased in the secondary market may be offered by this Prospectus at the secondary market public offering price determined in the manner described above. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers and others at prices which represent discounts or agency commissions from the Public Offering Price as set forth below. Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amount shown in the tables below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Sponsor reserves the right to change the discounts and agency commissions set forth below from time to time. In addition to such discounts and agency commissions, the Sponsor may, from time to time, pay or allow an additional discount or agency commission, in the form of cash or other compensation, to dealers and others employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of a Trust and other unit investment trusts created by the Sponsor. The difference between the discount or agency commission and the sales charge will be retained by the Sponsor.

     The secondary market concessions and agency commissions for each Laddered Trust and each Rolling Trust which contains U.S. Treasury Obligations as a percentage of the Public Offering Price are as follows:


                              LESS THAN      $500,000 TO        $1,000,000
     AVERAGE MATURITY         $500,000         $999,999           AND UP
-----------------------------------------------------------------------------
Less than 2 years.........   .750%            .500%              .400%
2 to 3 years..............   1.00%            .750%              .600%
3 to 5 years.............    1.10%            1.00%              .750%



     The secondary market concessions and agency commissions for each Corporate Trust, Insured Corporate Trust and Rolling Trust which contains GNMA Securities as a percentage of the Public Offering Price are as follows:


  DOLLAR AMOUNT             DOLLAR WEIGHTED AVERAGE         DOLLAR WEIGHTED AVERAGE
 OF TRANSACTION           MATURITY LESS THAN 5 YEARS      MATURITY GREATER THAN 5 YEARS
---------------------------------------------------------------------------------------
Less than $100,000.............   1.750%                        3.000%
$100,000 to $249,999...........   1.500%                        2.750%
$250,000 to $499,999...........   1.350%                        2.600%
$500,000 to $999,999...........   1.150%                        2.400%
$1,000,000 and up..............   0.950%                        2.200%


     The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

     From time to time, the Sponsor may implement programs under which dealers of a Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of Fidelity-sponsored unit investment trust units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of a dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such dealer that sponsors sales contest or recognition programs conforming to the criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying dealers or others for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of a Trust. These programs will not change the price Unitholders pay for their Unit or the amount that a Trust will receive from the Units sold.

     Profits of Sponsor. In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price included a sales charge as indicated in Part I for each Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

MARKET FOR UNITS

     The Sponsor intends to, and certain of the dealers may, maintain a market for Units of the Trusts offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the aggregate bid prices of the underlying Securities in such Trusts, together with accrued interest to the expected dates of settlement. Unitholders who wish to dispose of their Units should inquire of their bank or broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units of any Trust if the supply of Units exceeds demand, or for other business reasons.

REDEMPTION

     A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee, and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in a form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

     Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for such Trust, determined as set forth below under "Computation of Redemption Price," as of the evaluation time stated under "Essential Information" in Part I of this Prospectus, next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be cancelled and any undivided fractional interest in the Trust extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Trust at the time of redemption.

     Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a certain percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances, the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

     Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account for such Trust, to the extent that funds are available for such purpose, then from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account for such Trust. The Trustee is empowered to sell Securities for a Trust in order to make funds available for the redemption of Units of such trust.

     Securities will be sold by the Trustee so as to maintain, as closely as practicable, the original percentage relationship between the principal amounts of the Securities in such Trusts. The Securities to be sold for purposes of redeeming Units will be selected from a list supplied by the Sponsor. The Securities will be chosen for this list by the Sponsor on the basis of such market and credit factors as it may determine are in the best interests of such Trusts. Provision is made under the related Trust Agreement for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price available. Sales may be required at a time when the Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which certain Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. To the extent not used to meet other redemption requests in such Trusts, such excess proceeds will be distributed pro rata to all remaining Unitholders of record of such Trusts, unless reinvested in substitute Securities. To the extent Securities are sold, the size and diversity of a Trust will be reduced. See "Investment Supervision."

     If the Sponsor elects not to purchase Units tendered for redemption, the Trustee is irrevocably authorized in its discretion, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to the Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted;
(2) for any period during which an emergency exists as a result of which disposal by the Trustee of Securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Securities in accordance with the Trust Agreements; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

     Computation of Redemption Price. The Redemption Price for Units of each Trust is computed by the Evaluator as of the evaluation time stated under "Essential Information" in Part I of this Prospectus next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by:

          A. adding: (1) the cash on hand in the Trust other than cash deposited in the Trust to purchase Securities not applied to the purchase of such Securities; (2) the aggregate value of each issue of the Securities held in the Trust as determined by the Evaluator on the basis of bid prices therefor; (3) interest accrued and unpaid on the Securities in the Trust as of the date of computation; and (4) unamortized organization expenses;

          B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of the Trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Trust Expenses"; (2) an amount representing estimated accrued expenses of the Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees and any insurance costs), the Evaluator, the Sponsor and bond counsel, if any; (3) cash held for distribution to Unitholders of record, or required for redemption of Units tendered, as of the business day prior to the evaluation being made; and (4) other liabilities incurred by the Trust; and

          C. finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

UNITHOLDERS

     Ownership of Units. Ownership of Units of a Trust will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the Trustee. Certificates, if issued, will be so noted on the confirmation statement sent to the broker.

     Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Such requests should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed as provided in "Redemption."

     Units may be purchased and certificates, if requested, will be issued in denominations of one Unit subject to each Trust's minimum investment requirement and any minimum requirement established by the Sponsor from time to time. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

     Distributions to Unitholders. Interest received by each Trust, including any portion of the proceeds from a disposition of Securities which represents accrued interest, is credited by the Trustee to the Interest Account for such Trust. All other receipts are credited by the Trustee to a separate Principal Account for the Trust. On the dates set forth under "Essential Information" in
Part I of this Prospectus for each Trust, after deduction of the fees and expenses of the Trustee, the Sponsor and Evaluator and reimbursements (without interest) to the Trustee for any amounts advanced to a Trust, the Trustee will normally distribute on each Interest Distribution Date (the twentieth of the month) or shortly thereafter to Unitholders of record of such Trust on the preceding Record Date (which is the tenth day of each month).

     Unitholders of the Trusts will receive an amount substantially equal to one-twelfth of such holders' pro rata share of the estimated net annual interest income to the Interest Account of such Trust. Since interest on Securities in the Trusts is payable at varying intervals, usually in semi-annual installments (monthly in the case of GNMA Securities) and distributions of income are made to Unitholders at different intervals from receipt of interest, the interest accruing to a Trust may not be equal to the amount of money received and available for distribution from the Interest Account. Therefore, on each Distribution Date the amount of interest actually deposited in the Interest Account of a Trust and available for distribution maybe more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Trust Agreements to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account for such Trust. However, interest earned at any point in time will be greater than the amount actually received by the Trustee and distributed to the Unitholders. Therefore, there will always remain an item of accrued interest that is added to the daily value of the Units. If

Unitholders of a Trust sell or redeem all or a portion of their Units, they will be paid their proportionate share of the accrued interest of such Trust to, but not including, the third business day after the date of a sale or to the date of tender in the case of a redemption.

     Unitholders of a Trust which contains Stripped Treasury Securities should note that Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount. Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the "interest" method which generally will result in a lesser amount of includible income in earlier periods and a corresponding larger amount in later periods. For federal income tax purposes, the inclusion will be on a basis that reflects the effective compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the "interest" method described above, the "interest" method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period. See "Tax Status."

     Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units.

     With the exception of principal amounts to be reinvested in the Rolling Trust during the Reinvestment Period, the Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record of a Trust on the preceding Record Date, an amount substantially equal to such Unitholder's pro rata share of the cash balance, if any, in the Principal Account of such Trust computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account is less than $1.00 per 100 Units. The Trustee will make a distribution to Unitholders of all principal relating to maturing Securities in a Trust, as set forth above, unless such principal is to be reinvested in connection with a Rolling Trust.

     Statements to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

     The accounts of each Trust are required to be audited annually, at the Trust's expense, by independent auditors designated by the Sponsor, unless the Sponsor determines that such an audit would not be in the best interest of the Unitholders of such Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Trust upon written request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Trust a statement, covering the calendar year, setting forth for the applicable Trust:

     A.   As to the Interest Account:

          1.   The amount of interest received on the Securities;

          2.   The amount paid for purchases of New Securities;

          3. The amount paid from the Interest Account representing accrued interest of any Units redeemed;

          4. The deductions from the Interest Account for applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Sponsor, the Evaluator, and, if any, of bond counsel;

          5.   Any amounts credited by the Trustee to the Reserve Account; and

          6. The net amount remaining after such payments and deductions, expressed both as a total dollar amount and a dollar amount per Unit outstanding on the last business day of such calendar year; and

     B.   As to the Principal Account:

          1. The dates of the sale, maturity, liquidation or redemption of any of the Securities and the net proceeds received therefrom excluding any portion credited to the Interest Account;

          2. The amount paid from the Principal Account representing the principal of any Units redeemed;

          3. The amount paid for purchases of New Securities, Replacement Securities or Reinvestment Securities;

          4. The deductions from the Principal Account for payment of applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Sponsor, the Evaluator, and, if any, of bond counsel;

          5.   Any amounts credited by the Trustee to the Reserve Account; and

          6. The net amount remaining after distributions of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of the calendar year; and

          C.   The following information:

               1. A list of the Securities as of the last business day of such calendar year;

               2. The number of Units outstanding on the last business day of such calendar year;

               3. The Redemption Price based on the last evaluation made during such calendar year; and

               4. The amount actually distributed during such calendar year from the Interest and Principal Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for each such distribution.

     Rights of Unitholders. A Unitholder may at any time prior to the termination of a Trust tender Units to the Trustee for redemption. The death or incapacity of any Unitholder will not operate to terminate a Trust or entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of a Trust. No Unitholder shall have the right to control the operation and management of any Trust in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of any Trust.

INVESTMENT SUPERVISION

     The Sponsor may not alter the portfolios of the Trusts by the purchase, sale or substitution of Securities, except in the circumstances noted herein. Thus, with the exception of the redemption or maturity of Securities in accordance with their terms (and reinvestments made in connection with a Rolling Trust), the assets of the Trusts will remain unchanged under normal circumstances.

     The Sponsor may direct the Trustee to dispose of Securities the value of which has been affected by certain adverse events, including institution of certain legal proceedings or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor, the retention of such Securities in a Trust would be detrimental to the interest of the Unitholders. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as maybe needed from time to time to ensure that a Rolling Trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account of such Trust for distribution to the Unitholders.

     The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of Securities to issue new obligations in exchange or substitution for any of such Securities pursuant to a refunding financing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (i) the issuer is in default with respect to such Securities or (ii) in the written opinion of the Sponsor, the issuer will probably default with respect to such Securities in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Securities originally deposited thereunder. Within five days after deposit of obligations in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each Unitholder, identifying the Securities eliminated and the Securities substituted therefor. The Trustee may sell Securities, designated by the Sponsor, from a Trust for the purpose of redeeming Units of such Trust tendered for redemption and the payment of expenses.

TRUST ADMINISTRATION

     The Trustee. The Trustee is The Chase Manhattan Bank whose principal executive office is located at 270 Park Avenue, New York, New York 10017, and its unit investment trust office is located at 4 New York Plaza, New York, New York 10004-2413. Unitholders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-887-6926. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

     The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of any Trust. For information relating to the responsibilities of the Trust under the Trust Agreement, reference is made to the material set forth under "Unitholders."

     In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of each Trust. Such books and records shall be open to inspection by any Unitholder of such Trust at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Securities held in each Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Securities comprising the Trusts. Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its duties created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

     The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities or shall fail to meet standards for its performance established by the Sponsor, the Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreements. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee shall be a corporation organized under the laws of the United States, or any state thereof, which is authorized under such laws to exercise trust powers. The Trustee shall have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

     The Evaluator. The Evaluator for each Trust is set forth in Part I of this Prospectus. The Evaluator may resign or be removed by the Trustee in which event the Trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the Trustee to each Unitholder.

     Amendment and Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (i) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (ii) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (iii) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreement with respect to the Trusts may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-2/3% of the Units then outstanding of such Trust, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of such Trust. In no event shall the Trust Agreement be amended to increase the number of Units of a Trust issuable thereunder or to permit, except in accordance with the provisions of such Trust Agreement, the acquisition of any Securities in addition to or in substitution for those initially deposited in a Trust. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

     The Trust Agreement provides that the Trusts shall terminate upon the maturity, redemption or other disposition of the last of the Securities held in a Trust. If the value of a Trust shall be less than the applicable minimum value stated under "Essential Information" in Part I of this Prospectus, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. A Trust may be terminated at any time by the Unitholders representing 66-2/3% of the Units thereof then outstanding. In the event of termination of a Trust, written notice thereof will be sent by the Trustee to all Unitholders of such Trust. Within a reasonable period after termination, the Trustee will sell any Securities remaining in such Trust and, after paying all expenses and charges incurred by the Trust, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust.

     Limitations on Liability. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities.

     The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Securities or certificates except by reason of its own gross negligence, bad faith or willful misconduct, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

     The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable only for its gross negligence, lack of good faith or willful misconduct.

TRUST EXPENSES

     The Sponsor will charge the Trusts a surveillance fee for services performed for the Trusts in an amount not to exceed that amount set forth in "Essential Information" in Part I of this Prospectus, but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the Sponsor both acts as sponsor and provides portfolio surveillance, exceed the aggregate cost to the Sponsor for providing such services. Such fee shall be based on the total number of Units of the related Trust outstanding as of the December Record Date preceding any annual period. The Sponsor will receive a portion of the sales commissions paid in connection with the purchase of Units.

     The Trustee receives for its services fees set forth under "Essential Information" in Part I of this Prospectus. The Trustee fee which is calculated monthly is based on the largest aggregate principal amount of Securities in a Trust at any time during the period. In no event shall the Trustee be paid less than $2,000 per Trust in any one year. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal trust procedures; however, the Trustee is also authorized by the Trust Agreements to make from time to time certain non-interest bearing advances to the Trusts.

     The Trustee's fee is payable on or before each Distribution Date. The Trustee has agreed to pay the Sponsor that portion of the Trustee's annual fee as set forth under "Essential Information" in Part I of this Prospectus in return for the Sponsor providing certain bookkeeping and administrative services to its own customers.

     For evaluation of Securities in each Trust, the Evaluator shall receive a fee, payable monthly, calculated on the basis of that annual rate set forth under "Essential Information" in Part I of this Prospectus, based upon the largest aggregate principal amount of Securities in such Trust at any time during such monthly period.

     The Trustee's and Evaluator's fees are deducted first from the Interest Account of a Trust to the extent funds are available and then from the Principal Account. Such fees may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter," published by the United States Department of Labor, or any equivalent index substituted therefor. In addition, the Trustee's fee may be periodically adjusted in response to fluctuations in short-term interest rates (reflecting the cost to the Trustee of advancing funds to a Trust to meet scheduled distributions).

     Expenses incurred in establishing the Trusts, including the cost of the initial preparation of documents relating to the Trusts, federal and state registration fees, the initial fees and expenses of the Trustee, legal expenses and any other non-material out-of-pocket expenses, will be paid by the Trusts and amortized over the lesser of five years or the life of the Trusts. The following additional charges are or may be incurred by the Trusts: (i) fees for the Trustee's extraordinary services; (ii) expenses of the Trustee (including legal and auditing expenses (not to exceed $.50 per 100 Units), but not including any fees and expenses charged by any agent for custody and safeguarding of Securities) and of bond counsel, if any; (iii) various governmental charges; (iv) expenses and costs of any action taken by the trustee to protect a Trust or the rights and interests of the Unitholders; (v) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of a Trust not resulting from gross negligence, bad faith or willful misconduct on its part; (vi) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct; and (vii) expenditures incurred in contacting Unitholders upon termination of the Trusts. The fees and expenses set forth herein are payable out of the appropriate Trust and, when owing to the Trustee, are secured by a lien on such Trust. Fees or charges relating to a Trust shall be allocated to each Trust in the same ratio as the principal amount of such Trust bears to the total principal amount of all Trusts. Fees or charges relating solely to a particular Trust shall be charged only to such trust.

     Fees and expenses of the Trusts shall be deducted from the Interest Account thereof, or, to the extent funds are not available in such Account, from the Principal Accounts. The Trustee may withdraw from the Principal Account or the Interest Account of any Trust such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of a Trust. Amounts so withdrawn shall be credited to a separate account maintained for a trust known as the Reserve Account and shall not be considered a part of the Trust when determining the value of the Units until such time as the Trustee shall return all or any part of such amounts to the appropriate account.

THE SPONSOR

     NFSC is a registered broker and dealer and a member of The New York Stock Exchange, Inc., and various other national and regional exchanges. As a securities broker and dealer, NFSC is engaged in various securities trading, brokerage and clearing activities serving a diverse group of domestic corporations, institutional and individual investors, and brokers and dealers.

     NFSC is a wholly owned subsidiary of Fidelity Global Brokerage Group, Inc. NFSC was incorporated in Massachusetts, June 3, 1981. Fidelity Global Brokerage Group, Inc. is a wholly owned subsidiary of FMR Corp. ("FMR"), Edward C. Johnson III owns approximately 12% and Abigail P. Johnson owns approximately 24.5% of the issued and outstanding shares of the Voting Common Stock of FMR. Members of the Edward C. Johnson III family and trusts for their benefit control up to 49% of the voting shares of FMR.

     Fidelity Management & Research Company, a subsidiary of FMR, is the management arm of Fidelity Investments, which was established in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. It is now America's largest mutual fund manager and as of July 31, 1998, it manages more than $611 billion in assets in over 38 million individual shareholder accounts.

     If at any time the Sponsor shall fail to perform any of its duties under a Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate the Trusts as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

     The foregoing information with regard to the Sponsor relates to the Sponsor only and not to the Trusts. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trusts. More comprehensive information can be obtained upon request from the Sponsor.

LEGAL OPINIONS

     The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as special counsel to the Sponsor. Carter, Ledyard & Milburn has acted as special counsel to the Trusts with respect to certain New York State and City tax matters affecting all Trusts but Rolling Trusts.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     The statements of condition and the related portfolios at the date of
Part I of this Prospectus as included in Part I of this Prospectus have been audited by Deloitte & Touche LLP, independent certified public accountants, as set forth in their report in Part I of the Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                           TO REGISTRATION STATEMENT
                    ________________________________________

     This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Fidelity Defined Trusts, Series 4, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Boston and State of Massachusetts on the 28th day of September, 1998.

                              Fidelity Defined Trusts, Series 4
                                 (Registrant)

                              By National Financial Services Corporation
                                 (Depositor)


                              By        /s/ David J. Pearlman
                                ---------------------------------------
                                           Assistant Clerk

(Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on September 28, 1998:

Norman R. Malo
------------------------
Norman R. Malo                President and Chief Operating Officer

*James H. Messenger
------------------------
James H. Messenger            Director and Chief Executive Officer

*Timothy M. McKenna
------------------------
Timothy M. McKenna            Director

John J. Mulherin
------------------------
John J. Mulherin              Director

Kenneth A. Rathgeber
------------------------
Kenneth A. Rathgeber          Director

Kenneth Klipper
----------------------
Kenneth Klipper               Vice President and Chief Financial Officer


David J. Pearlman
----------------------
(Attorney-in-fact)*


     * An executed copy of the related powers of attorney were filed as Exhibit
7.1 to the initial Registration Statement on Form S-6 for Fidelity Defined Trusts, Series 1 as filed on August 29, 1995 (File No. 33-62243) and the same is hereby incorporated herein by this reference.

                         CONSENT OF INDEPENDENT AUDITORS




We consent to the use of our report, dated August 20, 1998, accompanying the financial statements of the Fidelity Defined Trusts Series 4 (Rolling Government Series 4, GNMA Portfolio; Investment Grade Series 3, Intermediate Insured Corporate Portfolio; and Investment Grade Series 4, Corporate Portfolio)included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.




DELOITTE & TOUCHE LLP




August 31, 1998
New York, New York